UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-06431
AMG ETF Trust
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(844) 545-1258
Date of fiscal year end:
December 31
Date of reporting period:
January 01, 2026 - June 30, 2026
(Semi-Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG GW&K Muni Income ETF
Ticker: MUNX
Listing Exchange: NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Muni Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://amgefts.com/literature. You can also request this information by contacting us at 844.545.1258.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Muni Income ETF (MUNX)	$15	0.29%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$20,136,128
Total number of portfolio holdings	75
Net advisory fees paid	$24,061
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Commonwealth Financing Authority, 4.000%, 06/01/39	3.1%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	2.6%
City of Houston Hotel Occupancy Tax & Special Revenue, Series C, 5.000%, 09/01/38	2.2%
North Dakota Housing Finance Agency, Series C, 4.700%, 07/01/45	2.2%
New York Transportation Development Corp., 6.000%, 06/30/55	2.1%
Philadelphia Gas Works Co., 5.000%, 10/01/32	2.1%
JEA Electric System Revenue, Series B, 4.000%, 10/01/37	2.1%
Massachusetts Development Finance Agency, Series A, 5.500%, 10/01/44	2.0%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	2.0%
Top Ten as a Group	23.0%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://amgetfs.com/literature. You can also request this information by contacting us at 844.545.1258.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 844.545.1258 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://amgetfs.com/literature.
063026            TSR105S

(b) Not applicable.

Item 2. CODE OF ETHICS

Not required in this filing.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

June 30, 2026

AMG GW&K Muni Income ETF

Ticker: MUNX

Listing Exchange: NYSE Arca, Inc.

amgetfs.com	063026 SAR097

AMG Funds Semi-Annual Financial Statements — June 30, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	5

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (accumulated losses)

Statement of Operations	6

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	7

Detail of changes in assets for the past two fiscal periods

Financial Highlights	8

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	9

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	15

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Muni Income ETF Schedule of Portfolio Investments (unaudited) June 30, 2026

	Principal Amount	Value

Municipal Bonds - 97.0%

Alabama - 8.2%

Alabama Public School and College Authority, Series A 4.000%, 11/01/40	$200,000	$200,513

Black Belt Energy Gas District, Series 1 5.000%, 01/01/34	200,000	209,653

County of Jefferson Sewer Revenue 5.500%, 10/01/53	500,000	526,271

Southeast Energy Authority A Cooperative District, Series E 5.000%, 10/01/30	335,000	357,823

Southeast Energy Authority A Cooperative District, Series H 5.000%, 11/01/35	340,000	361,574

Total Alabama		1,655,834

Arizona - 2.1%

City of Phoenix Civic Improvement Corp., Series B 4.000%, 07/01/39	290,000	288,299

The Industrial Development Authority of the County of Pima 4.000%, 04/01/46	155,000	140,920

Total Arizona		429,219

California - 1.9%

California Community Choice Financing Authority, Series F 5.000%, 06/01/36[1]	150,000	162,631

Los Angeles Department of Water & Power, Series B 5.000%, 07/01/34	200,000	225,265

Total California		387,896

Colorado - 1.1%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/34	200,000	209,370

Florida - 12.8%

Capital Trust Authority, Series A1 5.000%, 12/01/30	210,000	226,820

County of Lee Airport Revenue, Series 1 5.000%, 10/01/36	125,000	138,825

County of Lee Airport Revenue, Series 2 5.000%, 10/01/56[2]	200,000	214,630

County of Miami-Dade Florida Seaport Department, Series 1, (AG) 4.000%, 10/01/45	360,000	335,983

Greater Orlando Aviation Authority 5.500%, 11/01/37	250,000	268,481

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	160,000	143,654

	Principal Amount	Value

JEA Electric System Revenue, Series B 4.000%, 10/01/37	$415,000	$416,801

Miami Beach Health Facilities Authority 4.000%, 11/15/46	150,000	139,505

Miami-Dade County Educational Facilities Authority, Series A 5.000%, 04/01/44	330,000	356,016

Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	175,000	176,548

Village Community Development District No 16 5.125%, 05/01/56	150,000	150,923

Total Florida		2,568,186

Georgia - 1.0%

Fayette County Development Authority 5.250%, 10/01/49	200,000	206,432

Illinois - 11.3%

Chicago Midway International Airport, Series C 5.000%, 01/01/39	330,000	351,782

Chicago O’Hare International Airport, Series E 5.000%, 01/01/30	335,000	356,576

Chicago Transit Authority Sales Tax Receipts Fund, Series A 5.000%, 12/01/43	290,000	315,614

Metropolitan Pier & Exposition Authority 5.000%, 06/15/50	180,000	181,633

State of Illinois Sales Tax Revenue, Series A 5.000%, 06/15/34	220,000	245,582

State of Illinois Sales Tax Revenue, Series B 5.000%, 06/15/38	200,000	218,417

State of Illinois, Series A,
5.000%, 05/01/36	165,000	169,505
5.250%, 12/01/30	100,000	103,370

State of Illinois, Series B,
4.000%, 11/01/36	175,000	175,169
5.000%, 05/01/35	145,000	156,772

Total Illinois		2,274,420

Indiana - 1.4%

Indiana Finance Authority, Series A,
4.000%, 02/01/36	115,000	117,295
5.000%, 07/01/54	165,000	164,235

Total Indiana		281,530

Massachusetts - 3.4%

Massachusetts Development Finance Agency 5.250%, 07/01/52	275,000	277,890

Massachusetts Development Finance Agency, Series A 5.500%, 10/01/44	375,000	409,875

Total Massachusetts		687,765

The accompanying notes are an integral part of these financial statements.

AMG GW&K Muni Income ETF Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Michigan - 0.8%

Michigan State Housing Development Authority, Series D 4.750%, 12/01/34	$160,000	$164,216

New Jersey - 2.8%

New Jersey Transportation Trust Fund Authority, Series A 4.000%, 06/15/34	200,000	205,558

New Jersey Transportation Trust Fund Authority, Series AA 4.000%, 06/15/42	365,000	359,580

Total New Jersey		565,138

New York - 12.6%

Metropolitan Transportation Authority, Series A 5.000%, 11/15/31	200,000	221,598

Metropolitan Transportation Authority, Series D 4.000%, 11/15/32	140,000	140,396

New York State Dormitory Authority, Series A 5.000%, 07/01/33	175,000	188,383

New York Transportation Development Corp., 4.000%, 10/31/34	375,000	379,210
4.000%, 12/01/39	260,000	260,019
5.000%, 10/01/40	350,000	360,333
6.000%, 06/30/55	400,000	427,857
6.000%, 06/30/59	325,000	345,168

New York Transportation Development Corp., Series A 5.500%, 12/31/54	215,000	221,711

Total New York		2,544,675

North Dakota - 2.1%

North Dakota Housing Finance Agency, Series C 4.700%, 07/01/45	425,000	430,662

Ohio - 1.4%

Ohio Housing Finance Agency, Series C, (GNMA FNMA FHLMC) 4.500%, 09/01/44	270,000	270,908

Pennsylvania - 12.7%

City of Philadelphia, Series A 4.000%, 05/01/37	195,000	198,790

Commonwealth Financing Authority, (AG) 4.000%, 06/01/39	635,000	627,365
5.000%, 06/01/34	115,000	118,751

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/35	475,000	516,738

Pennsylvania Housing Finance Agency, Series A, 4.600%, 10/01/45	250,000	253,167
5.000%, 10/01/50	200,000	202,520

Pennsylvania Turnpike Commission, Series B2 4.000%, 06/01/38	205,000	205,409

	Principal Amount	Value

Philadelphia Gas Works Co. 5.000%, 10/01/32	$425,000	$427,293

Total Pennsylvania		2,550,033

Rhode Island - 3.8%

Rhode Island Commerce Corp., Series B 5.000%, 06/15/29	290,000	290,549

Rhode Island Health and Educational Building Corp. 5.250%, 05/15/54	230,000	238,945

Rhode Island Health and Educational Building Corp., Series B 5.000%, 05/15/31	220,000	237,368

Total Rhode Island		766,862

South Carolina - 2.8%

South Carolina Public Service Authority, Series A, 4.000%, 12/01/35	260,000	266,361
4.000%, 12/01/43	305,000	301,322

Total South Carolina		567,683

Tennessee - 0.8%

Tennessee Energy Acquisition Corp., Series A 5.000%, 05/01/53[2]	150,000	154,422

Texas - 8.4%

Central Texas Turnpike System, Series C 5.000%, 08/15/39	300,000	327,932

City of Houston Hotel Occupancy Tax & Special Revenue, Series C 5.000%, 09/01/38	400,000	445,338

Lower Colorado River Authority, 5.000%, 05/15/36	180,000	191,360
5.000%, 05/15/37	150,000	152,126

Texas Private Activity Bond Surface Transportation Corp. 5.000%, 06/30/58	400,000	394,394

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/37	180,000	179,278

Total Texas		1,690,428

Utah - 1.1%

Intermountain Power Agency 5.000%, 07/01/41	195,000	209,817

Virginia - 1.5%

Virginia Small Business Financing Authority 5.000%, 12/31/52	300,000	300,022

Wisconsin - 3.0%

Public Finance Authority 6.500%, 06/30/60	200,000	223,844

The accompanying notes are an integral part of these financial statements.

AMG GW&K Muni Income ETF Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Wisconsin - 3.0% (continued)

Public Finance Authority, Series A 5.000%, 06/01/41[3]	$375,000	$384,574

Total Wisconsin		608,418

Total Municipal Bonds (Cost $19,475,384)		19,523,936

Short-Term Investments - 3.0%

Repurchase Agreements - 3.0%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $603,056 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $615,125)	603,000	603,000

Total Short-Term Investments (Cost $603,000)		603,000

Value

Total Investments - 100.0% (Cost $20,078,384)	$20,126,936

Other Assets, less Liabilities - 0.0%#	9,192

Net Assets - 100.0%	$20,136,128

#	Less than 0.05%.

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2026, amounted to $162,631, or 0.8% of net assets.

[2]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of this security amounted to $384,574 or 1.9% of net assets.

AG	Assured Guaranty
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds†	–	$19,523,936	–	$19,523,936

Short-Term Investments

Repurchase Agreements	–	603,000	–	603,000

Total Investments in Securities	–	$20,126,936	–	$20,126,936

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2026

AMG GW&K Muni Income ETF

Assets:

Investments at value[1]	$20,126,936

Cash	943

Interest receivable	175,120

Total assets	20,302,999

Liabilities:

Payable for delayed delivery investments purchased	162,152

Accrued expenses:

Investment advisory and management fees	4,719

Total liabilities	166,871

Commitments and Contingencies (Note 7)

Net Assets	$20,136,128

[1] Investments at cost	$20,078,384

Net Assets Represent:

Paid-in capital	$20,031,074

Total distributable earnings/(accumulated losses)	105,054

Net Assets	$20,136,128

Net assets	$20,136,128

Shares outstanding	800,000

Net asset value, offering and redemption price per share	$25.17

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2026

AMG GW&K Muni Income ETF

Investment Income:

Interest income	$328,376

Total investment income	328,376

Expenses:

Investment advisory and management fees	24,061

Net expenses	24,061

Net investment income	304,315

Net Realized and Unrealized Gain:

Net realized gain on investments	285

Net change in unrealized appreciation/(depreciation) on investments	66,382

Net realized and unrealized gain	66,667

Net increase in net assets resulting from operations	$370,982

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2026 (unaudited) and the fiscal period ended December 31, 2025

	AMG GW&K Muni Income ETF

	June 30, 2026	December 31, 2025[1]

Increase in Net Assets Resulting From Operations:

Net investment income	$304,315	$51,134

Net realized gain/(loss) on investments	285	(6,754)

Net change in unrealized appreciation/(depreciation) on investments	66,382	(17,830)

Net increase in net assets resulting from operations	370,982	26,550

Distributions to Shareholders:	(241,345)	(52,830)

Capital Share Transactions:[2]

Net increase from capital share transactions	9,535,105	10,497,666

Total increase in net assets	9,664,742	10,471,386

Net Assets:

Beginning of period	10,471,386	–

End of period	$20,136,128	$10,471,386

1 Commencement of operations was October 29, 2025.

2 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Muni Income ETF Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal
	For the six months ended	period ended December 31,
	June 30, 2026
	(unaudited)	2025[1]

Net Asset Value, Beginning of Period	$24.93	$25.00

Income (loss) from Investment Operations:

Net investment income[2]	0.45	0.15

Net realized and unrealized gain (loss) on investments	0.14	(0.08)

Total income from investment operations	0.59	0.07

Less Distributions to Shareholders from:

Net investment income	(0.35)	(0.14)

Net Asset Value, End of Period	$25.17	$24.93

Total Return[3]	2.38%[4]	0.28%[4]

Ratio of expenses to average net assets	0.29%[5]	0.29%[5]

Ratio of net investment income to average net assets	3.67%[5]	3.42%[5]

Portfolio turnover	12%[4]	23%[4]

Net assets end of period (000’s) omitted	$20,136	$10,471

[1]	Commencement of operations was October 29, 2025.
[2]	Per share numbers have been calculated using average shares.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited) June 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG ETF Trust (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer a number of different funds that have distinct investment management objectives, strategies, risks, and policies. Currently, the Trust only offers AMG GW&K Muni Income ETF (the “Fund”). Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”) under the symbol: MUNX. The Fund commenced operations on October 29, 2025.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Financial Statements (continued)

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Other income and expenses are recorded on an accrual basis.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly. Fund distributions resulting from net realized capital gains, if any, will normally be declared and paid annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The Fund had no permanent or temporary differences.

At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$20,078,384	$108,721	$(60,169)	$48,552

e. FEDERAL TAXES

The Fund intends to qualify as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2025, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$6,754	—	$6,754

g. CAPITAL STOCK

The Trust’s Second Amended and Restated Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) may purchase and redeem Creation Units. Once created, shares of the Fund trade on the Exchange at market prices and are only available to individual investors through their brokers or other financial intermediaries. Creation Units are purchased and redeemed in cash or in-kind for a designated portfolio of securities, assets or other positions (a “creation basket”). Authorized Participants may be charged fixed transaction fees in connection with purchasing and redeeming Creation Units, and Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., brokerage costs, taxes) it incurs in purchasing portfolio securities with cash or selling portfolio securities to satisfy cash redemptions. Such variable charges, if any, are included in “Shares sold” or “Shares redeemed” in the table below. The Fund records sales and repurchases of its shares on the trade date. For the purposes of U.S. GAAP, creation basket redemption in-kind transactions are treated as sales of securities and the resulting gain or loss is recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses are recognized. For the six months ended June 30, 2026, and for the period October 29, 2025 (commencement of operations) to December 31, 2025, the Fund did not purchase or redeem shares in an in-kind creation basket.

Notes to Financial Statements (continued)

For the six months ended June 30, 2026 (unaudited) and the fiscal period ended December 31, 2025, the capital stock transactions for the Fund were as follows:

	June 30, 2026		December 31, 2025[1]

	Shares	Amount	Shares	Amount

Shares sold	380,000	$9,535,105	420,000	$10,497,666

Net increase	380,000	$9,535,105	420,000	$10,497,666

[1]	Commencement of operations was October 29, 2025.

h. REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes. The value of the underlying collateral, including accrued interest, must equal or exceed the value of the repurchase agreements during the term of the agreement. The underlying collateral for all repurchase agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2026, the market value of repurchase agreements outstanding was $603,000.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Fund may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does not offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the six months ended June 30, 2026, the Fund entered into securities transactions on a delayed delivery or when issued basis. At June 30, 2026, the market value of delayed delivery securities held in the Fund amounted to $162,631.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment management agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment

Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

The Trust, on behalf of the Fund, has entered into a second amended and restated administration agreement (the “Administration Agreement”) under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund.

The Investment Manager is paid directly by the Fund for its investment management and administration services via a unitary fee that is based on average daily net assets and payable under the investment management agreement (the “Unitary Fee”). The Fund does not pay a separate fee under the Administration Agreement. For the six months ended June 30, 2026, the Fund paid a Unitary Fee at the annual rate of 0.29% of the average daily net assets of the Fund.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”). The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Pursuant to the Administration Agreement, the Investment Manager has undertaken that it will pay all of the ordinary operating expenses of the Fund except for certain excluded expenses as defined in the current prospectus. The fees paid to GW&K for services as subadviser and to the Trustees who are not affiliated with the Investment Manager for supervision of the Trust are paid out of the Unitary Fee the Investment Manager receives from the Fund and do not increase the expenses of the Fund.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program

Notes to Financial Statements (continued)

according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2026, the Fund had no interfund loans outstanding. For the six months ended June 30, 2026, the Fund did not lend or borrow pursuant to the interfund lending program.

3. DISTRIBUTOR

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”). The Distributor serves as the distributor and principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor reviews and approves orders by Authorized Participants to create and redeem shares in Creation Units. No compensation is payable by the Fund to the Distributor for such distribution services. However, the Investment Manager has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Investment Manager to the Distributor do not represent an additional expense to the Fund.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (including transactions on a delayed delivery or when issued basis and excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2026, were $11,143,892 and $1,870,410, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2026.

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Exchange-Traded Fund (“ETF”) Structure Risks: The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable: Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues: An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent the foregoing or either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk: The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount or premium to NAV.

Market Trading Risk: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the Exchange. The Investment Manager cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, because of, among other factors, the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares. It is expected that these forces generally will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and no Authorized Participant is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in

Notes to Financial Statements (continued)

interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

Credit Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Changing Distribution Level Risk: The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

New Fund Risk: The Fund is a new fund, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. In addition, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Reinvestment Risk: The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. A portion of the Fund’s assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as utilities or transportation.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

The following table is a summary of the Fund’s open repurchase agreements that are subject to a master netting agreement as of June 30, 2026:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Fixed Income Clearing Corp.	$603,000	—	$603,000	$603,000	—

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Trustee compensation is paid by the Investment Manager pursuant to the Administration Agreement.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

203.299.3500 or 844.545.1258

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Suite 100

Portland, Maine 04101

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

The Bank of New York Mellon

BNY ETF Transfer Agency

240 Greenwich Street

New York, New York 10286

844.545.1258

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 203.299.3500 or 844.545.1258. Distributed by Foreside Fund Services, LLC, member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgetfs.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 203.299.3500 or 844.545.1258, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended December 31, call 203.299.3500 or 844.545.1258 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgetfs.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgetfs.com.

amgetfs.com

EQUITY FUNDS	AMG River Road Dividend All Cap Value	FIXED INCOME FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

amgetfs.com	063026	SAR097

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG ETF TRUST

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 4, 2026

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 4, 2026